Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 28, 2024	Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 10 — COMMITMENTS AND CONTINGENCIES

Earn-out Liabilities

Pursuant to the acquisition of KRI on August 27, 2018, the purchase price includes earnout consideration payable to the seller of $2,027 each on August 27, 2019, and August 27, 2020. The payment of the earnout consideration was contingent on KRI’s achievement of certain trailing gross profit amounts. On September 11, 2019, the Company entered into an amended agreement with the seller to delay the payment of the first year earnout of $2,027 until no later than February 27, 2020. For each full calendar month beyond August 27, 2019, that such payment is delayed, the Company is required pay the seller interest in the amount of $10 with the first such payment of interest due on September 30, 2019. In addition, the amended agreement was further amended to change the due date for the second year earnout payment of $2,027 from August 27, 2020, to February 27, 2020.

On March 9, 2024, a Settlement and Release Agreement was entered into by both parties. Under this agreement, which was entered into to avoid costly court fees, the Company agreed to make a payment, in full and final settlement, of $2 million plus interest across the following dates and amounts: $115 on May 1, 2024, $114 on June 1, 2024, $114 on July 1, 2024, $113 on August 1, 2024, $112 on September 1, 2024, and a final payment of $1,511 on October 1, 2024. There is a five-day cure period for each payment and there is a Confession of Judgement in favor of the defendant for the full amount of the original Earnout plus interest, in the event of non-compliance.

On October 9, 2024, the Company entered into Amendment No. 1 to the Settlement and Release Agreement (“Amendment No.1”) to pay $1,500 plus interest. The Company agreed to make payments on the following dates and in the following amounts: $511 on October 9, 2024, $107 on November 1, 2024, $107 on December 1, 2024, $106 on January 1, 2025, and a final payment of $705 on February 1, 2025. In accordance with Amendment, No. 1, payments were made on October 9, 2024 and November 1, 2024.

Pursuant to the Headway Acquisition that closed on May 18, 2022, the purchase price includes an earnout payment totaling up to $5,000 of earn out provision. Upon the attainment of certain trailing twelve-month (“TTM”) EBITDA achievements the Company will pay to the Headway seller a contingent payment in accordance with the following:

Adjusted EBITDA of $0 or less than $0 = no Contingent Payment

Adjusted EBITDA of $500 x 2.5 multiple = $1,250 Contingent Payment

Adjusted EBITDA of $1,000 x 2.5 multiple = $2,500 Contingent Payment

Adjusted EBITDA of $1,800 x 2.5 multiple = $4,500 Contingent Payment

Adjusted EBITDA of $2,000 or more x 2.5 multiple = $5,000 Contingent Payment

The Company performed an analysis over the contingent payment and prepared a forecast to determine the likelihood of the Adjusted EBITDA payout. The adjusted EBITDA TTM forecast, as of June 2024, is above the $2,000 threshold amount, such that $5,000 was recorded as consideration. The balance at September 28, 2024 is $5,000.

Legal Proceedings

Whitaker v. Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc.

On March 9, 2024, a Settlement and Release Agreement was entered into by both parties. Under this agreement, which was entered into to avoid costly court fees, the Company agreed to make a payment, in full and final settlement, of $2 million plus interest across the following dates and amounts: $115 on May 1, 2024, $114, on June 1, 2024, $114 on September 30, 2024, $113 on August 1, 2024, $112 on September 1, 2024, and a final payment of $1,511 on October 1, 2024. There is a five-day cure period for each payment and there is a Confession of Judgement in favor of the defendant for the full amount of the original Earnout plus interest, in the event of non-compliance.

On October 9, 2024, the Company entered into Amendment No. 1 to the Settlement and Release Agreement to pay $1,500 plus interest. The Company agreed to make payments on the following dates and in the following amounts: $511 on October 9, 2024, $107 on November 1, 2024, $107 on December 1, 2024, $106 on January 1, 2025, and a final payment of $705 on February 1, 2025.

As of the date of this filing, we are not aware of any other material legal proceedings to which we or any of our subsidiaries is a party or to which any of our property is subject, other than as disclosed above.

NOTE 14 — COMMITMENTS AND CONTINGENCIES

Employment Agreements

The Flood Employment Agreement

On January 3, 2014, we entered into a services agreement (the “Flood Employment Agreement”) with Brendan Flood. Under the Flood Employment Agreement, Mr. Flood’s salary is required to be adjusted (but not decreased) annually in connection with the CPI Adjustment (as defined in the Flood Employment Agreement.) Mr. Flood is also entitled to an annual bonus of up to 50% of his annual base salary based on reaching certain financial milestones.

The Flood Employment Agreement automatically renews annually unless 12 months’ written notice is provided by either party. It also includes customary non-compete/solicitation language for a period of 12 months after termination of employment, and in the event of a change in control, we may request that Mr. Flood continue employment with the new control entity. Effective January 1, 2020, Mr. Flood’s salary changed to $503 and bonus changed to up to 75% of his annual base salary. Effective April 1, 2023, Mr. Flood’s salary changed to $538. All other terms of the Flood Employment Agreement remained unchanged.

The Barker Employment Agreement

The Company entered into an employment agreement with Alicia Barker that appointed her as our Chief Operating Officer effective July 1, 2018 (the “Barker Employment Agreement”). Ms. Barker also serves as a member of our Board and receives stock compensation for her service as a member of the Board.

Under the terms of the Barker Employment Agreement, through December 31, 2022, Ms. Barker currently received an annual base salary of $250 and is entitled to receive an annual performance bonus of up to 75% of her base salary based on the achievement of certain performance metrics. Ms. Barker’s base salary is required to be reviewed by the Board on an annual basis and may be increased, but not decreased, in its sole discretion. Ms. Barker is also entitled to reimbursement of certain out-of-pocket expenses incurred in connection with her services to the Company and to participate in the benefit plans generally made available to other executives of the Company. Effective January 1, 2023 Ms. Barker’s salary changed to $325.

In the event Ms. Barker is terminated without cause or for good reason (as such terms are defined in the Barker Employment Agreement), Ms. Barker is entitled to receive (subject to certain requirements, including signing a general release of claims): (i) any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through her termination date; (ii) severance pay in an amount equal to 12 months’ base salary; and (iii) any earned but unpaid performance bonus. In the event Ms. Barker is terminated for cause or without good reason, she is only entitled to receive any earned but unpaid base salary and vacation time, as well as unreimbursed expenses, through her termination date.

The Barker Employment Agreement also contains customary confidentiality, non-solicitation and non-disparagement clauses.

Earn-out Liabilities

Pursuant to the acquisition of KRI on August 27, 2018, the purchase price includes earnout consideration payable to the seller of $2,027 each on August 27, 2019, and August 27, 2020. The payment of the earnout consideration was contingent on KRI’s achievement of certain trailing gross profit amounts. On September 11, 2019, the Company entered into an amended agreement with the seller to delay the payment of the first year earnout of $2,027 until no later than February 27, 2020. For each full calendar month beyond August 27, 2019, that such payment is delayed, the Company is required pay the seller interest in the amount of $10 with the first such payment of interest due on September 30, 2019. In addition, the amended agreement was further amended to change the due date for the second year earnout payment of $2,027 from August 27, 2020, to February 27, 2020.

On March 9, 2024, a Settlement and Release Agreement was entered into by both parties. Under this agreement, which was entered into to avoid costly court fees, the Company agreed to make a payment, in full and final settlement, of $2 million plus interest across the following dates and amounts: $115 on May 1, 2024, $114 on June 1 2024, $114 on July 1 2024, $113 on August 1 2024, $112 on September 1 2024, and a final payment of $1,511 on October 1, 2024. There is a five-day cure period for each payment and there is a Confession of Judgement in favor of the defendant for the full amount of the original Earnout plus interest, in the event of non-compliance.

Pursuant to the Headway acquisition that closed on May 18, 2022, the purchase price includes an earnout payment totaling up to $4,450 of earn out provision. Upon the attainment of certain trailing twelve month (“TTM”) EBITDA achievements the Company will pay to the Headway seller a contingent payment in accordance with the following:

Adjusted EBITDA of $0 or less than $0= no Contingent Payment

Adjusted EBITDA of $500 x 2.5 multiple= $1,250 Contingent Payment

Adjusted EBITDA of $1,000 x 2.5 multiple= $2,500 Contingent Payment

Adjusted EBITDA of $1,800 x 2.5 multiple= $4,500 Contingent Payment

Adjusted EBITDA of $2,000 or more x 2.5 multiple= $5,000 Contingent Payment

The Company performed an analysis over the contingent payment and determined the EBITDA is above the $2,000 threshold amount, such that $5,000 was recorded as consideration. The estimated value calculated in the forecast is preliminary and subject to change. The balance at December 30, 2023 is $5,000.

Lease Obligations

The Company is party to multiple lease agreements for office space. The agreements require monthly rental payments through September 2029. Total minimum obligations are approximately $1,358, $1,126, $1,021, $1,035, $1,072 and $663 for the years ending fiscal 2024, 2025, 2026, 2027, 2028 and beyond, respectively. For Fiscal 2023 and Fiscal 2022, rent expense amounted to $680 and $1,388, respectively.

Legal Proceedings

Whitaker v. Monroe Staffing Services, LLC & Staffing 360 Solutions, Inc.

On March 9, 2024, a Settlement and Release Agreement was entered into by both parties. Under this agreement, which was entered into to avoid costly court fees, the Company agreed to make a payment, in full and final settlement, of $2 million plus interest across the following dates and amounts: $115 on May 1, 2024, $114, on June 1 2024, $114 on July 1 2024, $113 on August 1 2024, $112 on September 1 2024, and a final payment of $1,511 on October 1, 2024. There is a five-day cure period for each payment and there is a Confession of Judgement in favor of the defendant for the full amount of the original Earnout plus interest, in the event of non-compliance.

As of the date of this filing, we are not aware of any other material legal proceedings to which we or any of our subsidiaries is a party or to which any of our property is subject, other than as disclosed above.